Label	Element	Value
Guggenheim Variable Insurance Funds Prospectus | Government Long Bond 1.2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Long Bond 1.2x Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S.
government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the
Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury
Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy
,
hold
and
sell
shares of the Fund. Owners of
variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
1,887
% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1887.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in U.S. government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the Fund's benchmark or to securities whose performance is highly correlated to the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 120% of the Fund's benchmark, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the
Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.
Some of the Fund’s U.S. government securities, or cash equivalents, will be used to collateralize its derivatives positions. The Fund also may invest in zero coupon U.S. Treasury bonds and enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (
e.g.
, to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii)
securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations
(“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Asset
-
Backed Securities Risk
—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments.
Investors in
asset-backed
securities
,
including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments,
generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans.
Some asset-backed securities, including mortgage-backed securities, may have structures that make their performance based on changes in
interest rates and other factors difficult to predict,
causing their prices to be
volatile
.
In particular
,
during periods of falling interest rates,
asset-
backed securities
are more likely to be called or
prepaid
, which
can result in the Fund having to reinvest proceeds in other investments at a lower interest rate or less
advantageous terms, which would
adversely affect the Fund
.
These instruments are particularly subject to interest
rate,
credit and liquidity and valuation risks
.
Collateralized Loan Obligations (“
CLO
”)
and Collateralized Debt Obligations (“CDO”) Risk
—Through its
investments in other investment companies, the Fund may have exposure to CLOs.
CLOs bear many of the same
risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk.
As they are
backed by pools
of loans,
CLOs also bear
similar risks
to investing in
loans
directly
.
CLOs issue classes
or
“
tranches”
that
vary
in risk and yield.
CLOs may
experience substantial losses
attributable to loan
defaults
.
Losses caused by
defaults on underlying assets are borne first by the holders of subordinate tranches.
The
Fund’
s investment in CLOs
may decrease in market value when
the CLO experiences loan defaults or credit impairment,
the disappearance of a
subordinate tranche,
or market anticipation of defaults and investor aversion to CLO securities as a class
.
CDOs are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Compounding Risk
—In addition to the correlation risks described under “Correlation Risk,” the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses.
Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the Long Treasury Bond experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.
Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Long Treasury Bond on a daily basis.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) the performance of the Long Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Long Treasury Bond.

Index Performance		Annualized Volatility
1x	1.2x	10%	25%	50%	75%	100%
-60%	-72%	-67%	-67%	-68%	-69%	-71%
-50%	-60%	-57%	-57%	-58%	-60%	-62%
-40%	-48%	-46%	-46%	-48%	-49%	-51%
-30%	-36%	-35%	-35%	-37%	-39%	-42%
-20%	-24%	-24%	-25%	-25%	-28%	-32%
-10%	-12%	-12%	-13%	-15%	-18%	-22%
0%	0%	0%	0%	-3%	-6%	-12%
10%	12%	12%	11%	9%	5%	-1%
20%	24%	24%	24%	20%	18%	11%
30%	36%	37%	36%	32%	28%	21%
40%	48%	49%	48%	45%	40%	32%
50%	60%	62%	61%	58%	53%	43%
60%	72%	76%	75%	71%	65%	56%
The Long Treasury Bond’s annualized historical volatility rate for the five-year period ended March 31,
2021
is
11.86
%. The Long Treasury Bond’s highest one-year volatility rate during the five-year period is 15.77%. The Long
Treasury Bond’s annualized performance for the five-year period ended March 31,
2021
is
3.13
%.
The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury
Bond volatility and performance will be in the future. The table is intended to isolate the effects of the Long Treasury
Bond volatility and performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.
Correlation Risk
—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the
Long Treasury Bond and the effect of compounding on the Fund’s returns, and there can be no guarantee that the
Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the Long Treasury Bond for periods other than a single day. The risk of the
Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%.
In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the Long
Treasury Bond times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.
Counterparty Credit Risk
—The Fund
makes investments
in financial instruments
and OTC-traded derivatives
involving counterparties
to gain exposure to a particular group of securities, index
,
asset class
or other reference
asset
without actually purchasing those securities or investments, to hedge a position
, or for other investment
purposes
.
Through these
investments and related arrangements
(
e
.
g.
,
prime brokerage or securities lending
arrangements or derivatives transactions)
, the Fund is exposed to
credit risks
that the counterparty may be unwilling
or unable to make timely payments
or otherwise
to meet its contractual obligations
. If the counterparty becomes
bankrupt or defaults on
(or otherwise becomes unable or unwilling to perform)
its payment
or other
obligations to the
Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering
the collateral or other assets held by, or on behalf of, the counterparty
. If this occurs, the value of your shares in the
Fund will decrease.
Credit Risk
—The Fund could lose money if the
issuer or guarantor of a fixed-
income or other debt instrument or a
counterparty to a derivatives transaction or other transaction is unable or unwilling
, or
perceived to be unable or
unwilling,
to pay interest or
repay principal on time,
defaults or otherwise fails to meet its obligations
.
Actual or
perceived changes in economic
,
social,
public health,
financial or political conditions in general or that affect a particular type of instrument
,
issuer,
guarantor or counterparty can reduce
the ability of the party to meet its
obligations
,
which can affect the credit quality,
liquidity and/
or value of an instrument
.
The value
of an instrument
also may decline for reasons that relate directly to the issuer, guarantor or counterparty
, such
as management
performance,
financial leverage and reduced demand for goods and services
. The
issuer
,
guarantor or counterparty
could also suffer a rapid decline in credit rating,
which would adversely affect the volatility of the value and liquidity of the instrument
.
Credit ratings may not be an accurate assessment of liquidity or credit risk.
Derivatives Risk
—
Derivatives
may pose risks in addition to and greater than those associated with investing directly in securities
,
currencies
or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
The Fund’s use of
derivatives to obtain short exposure may result in greater volatility of the Fund's net asset value ("NAV") per share.
If
the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited.
In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, liquidity and valuation risks.
Certain
risks
also
are specific to the derivatives in which the Fund invests.
Futures Contracts Risk
—
Futures contracts are
exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying
assets
. In addition, there is
a
risk that the Fund may not be able to enter into a closing
transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are
also
subject to leverage
and
liquidity
risks
.
Options Risk
—Options
and
options on futures contracts give the holder of the option the right
,
but not the
obligation,
to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price.
Options
are subject to correlation risk because there may be an imperfect correlation between the options and the
markets for underlying instruments that could
cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to predict
correctly
future price fluctuations and the
degree of correlation between the
markets for
options and
the underlying instruments
. Exchanges can limit the
number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options
are
also
particularly subject to leverage risk and can be subject to
liquidity risk.
Swap Agreements Risk
—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index).
Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Early Closing Risk
—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
Financials Sector Risk
—
The Fund's investments are exposed to issuers conducting business in the Financials
Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (REITs)
sub-industries. Certain Financials Sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund
’
s exposure to such companies subjects
the Fund to the risk that their securities
will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company
’
s ability to fulfill its obligations as a financial counterparty. Companies operating in the
Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
High Yield and Unrated Securities Risk
—
High yield
, below investment grade and unrated high risk debt securities
(
which also may be
known as “junk bonds”) may present additional
risks
because these securities may be less liquid
,
and
therefore more difficult to value accurately and sell at an advantageous price or time, and present
more
credit
risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific
factors, such as
operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Based on its investment strategies, a significant portion of the Fund’s investments (directly or indirectly) can be comprised of high yield and unrated securities and thus particularly prone to the foregoing risks, which may result in losses to the Fund.
Interest Rate Risk
—
Fixed-
income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the
value or liquidity
of
,
and income generated by, the
investments
.
Interest rates may change as a result of a variety of
factors,
and
the change may be sudden and significant,
with unpredictable impacts on the financial markets and the
Fund’s investments. Fixed-
income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus,
subject to more volatility than similar instruments with shorter durations
.
Generally,
when
interest rates increase,
the values of fixed-
income and other debt instruments decline and when interest rates decrease
, the values of fixed
-
income
and other debt instruments
rise.
During
periods of rising interest rates,
because
changes
in interest
rates on adjustable
rate securities
may lag behind changes in market rates
, the value of
such
securities may decline
until
their interest rates
reset to market
rates.
During periods
of declining
interest rates,
because the
interest rates
on adjustable rate
securities generally reset downward
,
their market value is unlikely to
rise to the same extent as the value of comparable fixed rate securities
.
During periods when interest rates are low
or
negative
,
the Fund’
s yield
and performance may be adversely affected.
The risks associated with rising interest rates
are heightened given the current low interest rate environment
.
Investment in Investment Vehicles Risk
—Investing in other investment vehicles, including
exchange
-
traded funds
(“
ETFs”)
,
closed
-
end
funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.
Investment in Loans Risk
—
The Fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special
types of risks, including credit risk, interest rate risk, counterparty risk
,
prepayment risk
and extension risk
. Loans
may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated.
The Fund’s
investments in loans can also
be difficult to value
accurately and may be more susceptible
to liquidity risk
than fixed-income
instruments of similar credit quality and/or maturity
.
The Fund is also subject to the risk that the value of any
collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Transactions in loans are often subject to long settlement periods and often require consent from borrowers and/or an agent acting for the lenders, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its redemption obligations. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Fund is exposed to, including through investment in underlying funds, loans and other similar debt obligations that are sometimes referred to as “covenant-lite”
loans or obligations, which generally are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. These "covenant-lite" loans or obligations typically are particularly subject to the risks associated with investments in loans as described above.
Leveraging Risk
—The Fund achieves leveraged exposure to the Long Treasury Bond through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the Long Treasury Bond. Leverage also will have the effect of magnifying tracking error.
Liquidity and Valuation Risk
—
It
may be difficult for the Fund to purchase and sell
particular
investments
within a
reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund
’
s
NAV, causing the Fund to be less liquid
and unable to realize what the Advisor believes should be the price of the investment
.
Valuation of portfolio investments may be difficult
,
such as during periods of market turmoil or reduced
liquidity
,
and for investments that may,
for example,
trade infrequently or irregularly.
In these and other circumstances,
an
investment may be
valued using fair value methodologies
,
which are inherently subjective,
reflect good faith
judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time
.
These risks
are heightened for fixed-
income and other debt instruments because of the
current low interest rate environment
.
Market Risk
—The
value of
,
or income generated by,
the
investments
held by the Fund may fluctuate
rapidly and
unpredictably and the Fund may incur losses as a result of
factors affecting individual companies or
issuers or
particular industries.
In addition, developments related to
economic, political
,
social, public health,
market or other
conditions may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments
.
Under such conditions, the Fund may experience significant
redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities. Governmental authorities and regulators have enacted and continue to enact significant fiscal and monetary policy changes designed to support financial markets, which present heightened risks to markets and Fund investments and are resulting in low interest rates and in some cases, negative yields, and such risks could be even further heightened if these actions are discontinued, disrupted, reversed or are ineffective in achieving their desired outcomes. It is unknown how long current circumstances will persist, whether they will reoccur in the future and whether efforts to support the economy and financial markets will be successful.
OTC
Trading Risk
—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.
Passive Investment Risk
—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.
Portfolio Turnover Risk
—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.
Prepayment and Extension Risk
—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten.
Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Regulatory and Legal Risk
—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreement Risk
—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
Shareholder Trading Risk
—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund
and
higher
transaction costs
. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.
Temporary Defensive Investment Risk
—The Advisor generally does not attempt to take defensive positions in the
Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.
Tracking Error Risk
—The Advisor may not be able to cause the Fund’s performance to correspond
to that of the
Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and
the Long Treasury Bond
, rounding of share prices,
regulatory policies, high
portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.
Trading Halt Risk
—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and fully invest its assets, which could increase tracking error and
adversely affect performance, and may prevent the Fund from achieving its investment objective.
U.S.
Government Securities Risk
—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government.
U.S. government securities
are subject to the risks associated with fixed-income and debt securities, particularly interest rate
risk
and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return		Lowest Quarter Return
Q3 2011	37.76%	Q4 2016	-17.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2020)
Guggenheim Variable Insurance Funds Prospectus | Government Long Bond 1.2x Strategy Fund | Government Long Bond 1.2x Strategy Fund Variable Annuity
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[2]
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	$ 148
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	805
10 Years	rr_ExpenseExampleYear10	$ 1,766
2011	rr_AnnualReturn2011	41.52%
2012	rr_AnnualReturn2012	3.01%
2013	rr_AnnualReturn2013	(18.25%)
2014	rr_AnnualReturn2014	34.67%
2015	rr_AnnualReturn2015	(5.09%)
2016	rr_AnnualReturn2016	(0.33%)
2017	rr_AnnualReturn2017	9.64%
2018	rr_AnnualReturn2018	(5.32%)
2019	rr_AnnualReturn2019	16.78%
2020	rr_AnnualReturn2020	21.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.00%)
Label	rr_AverageAnnualReturnLabel	Government Long Bond 1.2x Strategy Fund
Past 1 Year	rr_AverageAnnualReturnYear01	21.96%
Past 5 Years	rr_AverageAnnualReturnYear05	8.07%
Past 10 Years	rr_AverageAnnualReturnYear10	8.42%
Guggenheim Variable Insurance Funds Prospectus | Government Long Bond 1.2x Strategy Fund | Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	17.70%
Past 5 Years	rr_AverageAnnualReturnYear05	7.85%
Past 10 Years	rr_AverageAnnualReturnYear10	7.80%

[1]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed, through May 1, 2022, to waive the amount of the Fund's management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Advisor or any of its affiliates also serves as investment manager. The agreement may be terminated by the Advisor at the conclusion of any one-year term or by the Fund's Board of Trustees at any time, and when the Advisor ceases to serve as such.